Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:

Useful Lives
Buildings and improvements	20 years
Office and electronic equipment	3 - 5 years
Motor vehicles	4 - 10 years
Machinery	5 - 10 years

Schedule of Outlines the Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	June 30, 2026	June 30, 2025	June 30, 2024
Year-end spot rate	US$1= 6.8109 RMB	US$1= 7.1586 RMB	US$1= 7.1268 RMB
Average rate	US$1= 6.9879 RMB	US$1= 7.1518 RMB	US$1= 7.1249 RMB